Financial Risk Management and Financial Instruments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Sensitivity decrease/increase percentage	10.00%
Provisions for doubtful accounts	€ 0
Danish Kroner (DKK) [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency target percentage	4.50%
US Dollars (USD) [member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%
British Pounds (GBP) [member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Foreign Currency Exchange Rate	10.00%